Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2021
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
Capital Link NextGen Vehicles & Technology ETF | Capital Link NextGen Vehicles & Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EKAR
Hull Tactical US ETF | Hull Tactical US ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTUS
Capital Link NextGen Protocol ETF | Capital Link NextGen Protocol ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KOIN
6 Meridian Low Beta Equity Strategy ETF | 6 Meridian Low Beta Equity Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXL
6 Meridian Mega Cap Equity ETF | 6 Meridian Mega Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXA
6 Meridian Small Cap Equity ETF | 6 Meridian Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXS
6 Meridian Hedged Equity-Index Option Strategy ETF | 6 Meridian Hedged Equity-Index Option Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXH